Exception Grading
Run Date - XX/XX/XXXX
Recovco ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
XXXXX	XXXXX	XXXXXXX	QC Custom	Credit	Resolved	Resolved	XXXXX	Guidelines	* Missing Documentation (Lvl R)	The borrower is self-employed using 24 months of business bank statements. Per the SCL-002 XXX Non-QM XX/XX/XXXX there needs to be one of are 2 Options to go with the 24 months of bank statements. Option 1: P&L statement covering either the same 2-year period as the bank statements or the most recent 2 calendar years. Option 2: Expense statement prepared and signed by a third-party CPA or licensed tax preparer specifying business expenses as a percentage of the gross annual sales/revenue. The loan file contains 24 months of business bank statements; however, it does not contain either Option 1 or Option 2.				XX/XX/XXXX: Cleared.
XXXXX	XXXXX	XXXXXXX	Legal Docs	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The file contained a preliminary title policy but did not contain the final title policy.	XX/XX/XXXX - Final Title Policy has not been received	XX/XX/XXXX: Not cleared. No final title policy confirming the coverage amount was provided and the preliminary title in the loan file does not reflect the title policy amount.
XX/XX/XXXX: Cleared. Final title policy provided.
XXXXX	XXXXX	XXXXXXX	Credit	Doc Issue	Resolved	Resolved	XXXXX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The Adjustable Rate Mortgage Loan Program Disclosure is missing.				XX/XX/XXXX: Cleared.
XXXXX	XXXXX	XXXXXXX	AUS	AUS	Resolved	Resolved	XXXXX	AUS Missing	* Missing AUS (Lvl R)	The guidelines require AUS findings either be Refer or Approve/Ineligible - otherwise the Correspondent must provide a completed No QM Loan Eligibility Form. The file was missing the form and AUS.				XX/XX/XXXX: Cleared. Non QM Loan Eligibility Form provided as required.
XXXXX	XXXXX	XXXXXXX	Legal Docs	Doc Issue	Resolved	Resolved	XXXXX	Missing Title evidence	* Missing Title evidence (Lvl R)	The file did not contain the final title policy.		XX/XX/XXXX - final title policy has not been received		XX/XX/XXXX: Cleared. Preliminary title reflects sufficient policy coverage amount of $XXX.
XXXXX	XXXXX	XXXXXXX	Credit	Credit	Resolved	Resolved	XXXXX	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The Borrower was Foreign National. The primary residence was located in XXX. There was a letter in the file from the Borrower stating there was no mortgage or insurance obligations. The letter did state there were taxes, known as XXX. The file contained a Loan Purchase Notice (P605) stating taxes on primary in Mexico could not be documented and the condition was cleared at origination, due to low DTI. An exception for not verifying the amount of the annual Predial Taxes is needed or proof of what the Predial Taxes are annually for consideration to the DTI.
XXXXX	XXXXX	XXXXXXX	Credit	Assets Insufficient	Resolved	Resolved	XXXXX	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	The loan file contains asset documentation totaling $XXX in assets; however, the guidelines require 9 months qualified PITI reserves for the subject property and 2 months PITI reserves for the additional financed REOs owned, totaling $XXX required for reserves. Therefore, the Borrower is short the required reserves in the amount of $XXX.				XX/XX/XXXX: Resolved